Income Taxes - Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 22,043	$ 23,451
Research and development and other credits	72	44
Reserves	336	567
Intangibles	0	0
Other, net	1,013	1,232
Total deferred tax assets	23,464	25,294
Deferred tax liabilities:
Fixed assets and other	(2,588)	(3,489)
Intangibles	(756)	(891)
Total deferred tax liabilities	(3,344)	(4,380)
Valuation allowance for deferred tax assets	(20,241)	(21,168)
Net deferred tax liabilities	$ (121)	$ (254)